Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Direct financing lease	$ 0	$ 2,129
Accrued liabilities and other payables	369	279
Derivative instruments	1,601	1,979
Other equipment	13	11
Tax credits carried forward	1,504	1,243
Tax loss carryforward	40	2,317
Valuation allowance	(40)	(4,602)
Deferred tax liabilities:
Deferred debt issuance cost	0	(87)
Accrued interest income	(3,060)	(2,337)
Accrued liabilities and other payables	(4)	0
Direct financing lease	(1,188)	0
Deferred tax assets (liabilities), net	$ (765)	$ 932